Income Taxes - Income (Loss) Before Income Taxes Earned by Tax Jurisdictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Income Taxes
Income before income taxes	$ 191,633	$ 151,152	$ 133,728
Canada
Income Taxes
Income before income taxes	60,119	53,246	49,158
United States
Income Taxes
Income before income taxes	92,637	62,346	51,268
Other countries
Income Taxes
Income before income taxes	$ 38,877	$ 35,560	$ 33,302